Stockholders’ Deficit (Details) - USD ($)			7 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Oct. 13, 2021	Jun. 25, 2021
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Shares outstanding	2,503,750	2,503,750	2,503,750	2,283,976
Common stock subject to possible redemption	7,500,000	7,500,000	7,500,000	7,727,686
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Sponsor shares					1.5	1,437,500
Aggregate purchase price (in Dollars)						$ 25,000
Aggregate of founder shares (in Dollars)					$ 2,156,250